Impairment Sensitivity (Detail) - Goodwill impairment [Member] € in Billions	12 Months Ended
Dec. 31, 2017 EUR (€)
Impairment Sensitivity [Line Items]
Recorded impairment loss	€ 0
Discount rate (post tax)
Adverse Change (+25 basis points)	0
Long term growth rates [Abstract]
Adverse Change (-25 basis points)	0
Positive Change (+25 basis points)	0
Projected future earnings
Adverse Change (-5%)	€ 0